SHAREHOLDERS' (DEFICIT) EQUITY - Stock Options (Details) - Stock options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options at beginning of period (in shares)	36,425	49,040	60,212
Options granted (in shares)		10,000	6,500
Options exercised (in shares)			(40)
Options canceled / expired (in shares)		(22,615)	(17,632)
Options at end of period (in shares)	21,055	36,425	49,040	60,212
Options vested and exercisable as at end of the period	20,265	26,972
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise Price at beginning of period (in dollars per share)	$ 93.55	$ 129.60	$ 111.20
Options granted (in dollars per share)		0.86	103.20
Options exercised (in dollars per share)			100.80
Options canceled / expired (in dollars per share)		130.82	50.20
Exercise Price at end of period (in dollars per share)	121.65	93.55	$ 129.60	$ 111.20
Exercise Price vested and exercisable (in dollars per share)	$ 121.81	$ 113.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life (in years)	2 years	3 years 6 months	2 years 9 months 18 days	3 years 7 months 6 days
Weighted Average Remaining life vested and exercisable (in years)	1 year 10 months 24 days	2 years